Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.13%
Biotechnology–17.18%
AbbVie, Inc.	431,242	$50,153,445
Acceleron Pharma, Inc.(b)	83,523	10,445,386
Allakos, Inc.(b)(c)	52,866	4,206,019
Alnylam Pharmaceuticals, Inc.(b)	49,745	8,901,370
Amgen, Inc.	57,577	13,907,149
Apellis Pharmaceuticals, Inc.(b)(c)	77,452	4,956,153
Arcus Biosciences, Inc.(b)(c)	148,022	4,649,371
Argenx SE, ADR (Netherlands)(b)	33,907	10,322,308
Biogen, Inc.(b)	22,660	7,403,702
Biohaven Pharmaceutical Holding Co. Ltd.(b)	51,563	6,497,454
Biomea Fusion, Inc.(b)	147,909	1,950,920
CareDx, Inc.(b)	145,920	12,263,117
Cogent Biosciences, Inc.(b)(c)	8,658	51,948
Fate Therapeutics, Inc.(b)	89,327	7,396,276
Forte Biosciences, Inc.(b)	133,563	4,001,547
Genmab A/S, ADR (Denmark)(b)(c)	250,322	11,279,509
Gilead Sciences, Inc.	217,733	14,868,987
Halozyme Therapeutics, Inc.(b)	208,658	8,623,835
Horizon Therapeutics PLC(b)	173,857	17,389,177
Mirati Therapeutics, Inc.(b)(c)	48,791	7,809,487
Moderna, Inc.(b)(c)	18,271	6,460,626
Natera, Inc.(b)	127,694	14,623,517
PMV Pharmaceuticals, Inc.(b)(c)	116,473	3,961,247
Rocket Pharmaceuticals, Inc.(b)(c)	131,547	4,712,013
Seagen, Inc.(b)	51,202	7,853,875
SpringWorks Therapeutics, Inc.(b)(c)	50,741	4,348,504
Sutro Biopharma, Inc.(b)(c)	232,474	3,959,032
TG Therapeutics, Inc.(b)(c)	184,700	6,462,653
Twist Bioscience Corp.(b)	33,869	4,167,580
Ultragenyx Pharmaceutical, Inc.(b)	53,429	4,265,237
United Therapeutics Corp.(b)	49,421	8,991,162
Veracyte, Inc.(b)(c)	153,919	6,858,631
Zai Lab Ltd., ADR (China)(b)(c)	25,576	3,698,545
Zentalis Pharmaceuticals, Inc.(b)(c)	96,808	5,151,154
		292,590,936
Health Care Equipment–23.79%
Abbott Laboratories	354,655	42,906,162
Danaher Corp.	220,262	65,525,743
DexCom, Inc.(b)	20,402	10,517,435
Edwards Lifesciences Corp.(b)	121,389	13,628,343
Globus Medical, Inc., Class A(b)	207,385	17,248,211
IDEXX Laboratories, Inc.(b)	88,674	60,167,969
Inari Medical, Inc.(b)	87,333	7,841,630
Insulet Corp.(b)	65,325	18,270,749
Intuitive Surgical, Inc.(b)	58,457	57,957,777
Masimo Corp.(b)	61,806	16,835,337
Medtronic PLC	228,391	29,990,022
Penumbra, Inc.(b)	44,713	11,903,942
Shockwave Medical, Inc.(b)	42,372	7,711,704
Stryker Corp.	142,098	38,500,032
Zimmer Biomet Holdings, Inc.	38,203	6,243,134
		405,248,190
Shares		Value
Health Care Facilities–4.25%
HCA Healthcare, Inc.	197,580	$49,039,356
Surgery Partners, Inc.(b)	235,070	12,825,419
Tenet Healthcare Corp.(b)	147,462	10,593,670
		72,458,445
Health Care Services–3.08%
1Life Healthcare, Inc.(b)(c)	150,618	4,072,711
Amedisys, Inc.(b)	65,809	17,151,142
CVS Health Corp.	127,645	10,512,842
Guardant Health, Inc.(b)	63,740	6,998,652
Oak Street Health, Inc.(b)(c)	137,451	8,664,911
Signify Health, Inc., Class A(b)(c)	191,701	5,045,570
		52,445,828
Health Care Supplies–5.48%
Alcon, Inc. (Switzerland)(c)	122,176	8,894,413
Align Technology, Inc.(b)	50,910	35,423,178
Cooper Cos., Inc. (The)	45,691	19,271,093
Pulmonx Corp.(b)	119,316	4,732,072
West Pharmaceutical Services, Inc.	60,789	25,028,655
		93,349,411
Health Care Technology–3.17%
Health Catalyst, Inc.(b)(c)	73,093	4,243,780
Inspire Medical Systems, Inc.(b)	108,089	19,797,581
Omnicell, Inc.(b)	29,217	4,280,290
Phreesia, Inc.(b)	149,462	10,215,728
Veeva Systems, Inc., Class A(b)	46,369	15,427,430
		53,964,809
Life Sciences Tools & Services–16.93%
10X Genomics, Inc., Class A(b)(c)	65,537	12,008,344
Agilent Technologies, Inc.	251,189	38,489,690
Bio-Rad Laboratories, Inc., Class A(b)	23,525	17,396,973
Bio-Techne Corp.	35,237	16,992,691
Charles River Laboratories International, Inc.(b)	76,939	31,308,018
Illumina, Inc.(b)	19,136	9,486,672
IQVIA Holdings, Inc.(b)	98,477	24,392,753
Lonza Group AG (Switzerland)	16,682	12,983,314
Maravai LifeSciences Holdings, Inc., Class A(b)	284,073	12,490,690
Medpace Holdings, Inc.(b)	23,998	4,222,208
Mettler-Toledo International, Inc.(b)	12,451	18,349,163
NeoGenomics, Inc.(b)(c)	101,740	4,690,214
Quanterix Corp.(b)	90,549	4,812,679
Repligen Corp.(b)	89,621	22,019,880
Thermo Fisher Scientific, Inc.	108,866	58,788,729
		288,432,018
Managed Health Care–9.81%
Anthem, Inc.	32,169	12,353,218
HealthEquity, Inc.(b)	78,883	5,835,764
Humana, Inc.	99,472	42,361,146
UnitedHealth Group, Inc.	258,488	106,553,923
		167,104,051

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Pharmaceuticals–14.44%
AstraZeneca PLC (United Kingdom)	36,893	$4,237,097
AstraZeneca PLC, ADR (United Kingdom)	776,067	44,422,075
Bristol-Myers Squibb Co.	574,182	38,969,733
Catalent, Inc.(b)	197,353	23,644,863
Eli Lilly and Co.	266,344	64,854,764
Novo Nordisk A/S, Class B (Denmark)	73,044	6,765,924
Roche Holding AG (Switzerland)	72,312	27,963,218
Royalty Pharma PLC, Class A(c)	166,195	6,348,649
Zoetis, Inc.	141,930	28,769,211
		245,975,534
Total Common Stocks & Other Equity Interests (Cost $1,129,200,354)		1,671,569,222
Money Market Funds–1.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	9,425,598	9,425,598
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	8,216,939	8,220,225
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	10,772,112	10,772,112
Total Money Market Funds (Cost $28,415,758)		28,417,935
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $1,157,616,112)		1,699,987,157
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.92%
Invesco Private Government Fund, 0.02%(d)(e)(f)	25,150,073	$25,150,073
Invesco Private Prime Fund, 0.12%(d)(e)(f)	58,660,040	58,683,505
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,833,578)		83,833,578
TOTAL INVESTMENTS IN SECURITIES–104.72% (Cost $1,241,449,690)		1,783,820,735
OTHER ASSETS LESS LIABILITIES—(4.72)%		(80,327,636)
NET ASSETS–100.00%		$1,703,493,099
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,212,825	$98,047,430	$(97,834,657)	$-	$-	$9,425,598	$1,492
Invesco Liquid Assets Portfolio, Institutional Class	8,099,318	70,002,780	(69,881,899)	(559)	585	8,220,225	1,619
Invesco Treasury Portfolio, Institutional Class	10,528,943	112,054,206	(111,811,037)	-	-	10,772,112	681
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,336,493	172,084,352	(149,270,772)	-	-	25,150,073	1,468*
Invesco Private Prime Fund	3,504,739	277,544,280	(222,366,948)	-	1,434	58,683,505	21,546*
Total	$33,682,318	$729,733,048	$(651,165,313)	$(559)	$2,019	$112,251,513	$26,806

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,619,619,669	$51,949,553	$—	$1,671,569,222
Money Market Funds	28,417,935	83,833,578	—	112,251,513
Total Investments	$1,648,037,604	$135,783,131	$—	$1,783,820,735
Invesco Health Care Fund